Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS European Equity Fund

The fund's Board of Directors (Board) has approved changes to the fund proposed by DWS Investment Management Americas, Inc. (DIMA), the fund's investment advisor (Advisor), in order to implement a new investment strategy for the fund, including: (i) a new fund name; (ii) a new investment objective; (iii) the replacement of the fund's policy to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities and other securities with equity characteristics of issuers domiciled in Europe with the policy to invest at least 80% of net assets, plus the amount of any borrowings for investment purposes, in foreign equities, mainly common stocks, which meet the Advisor's sustainability criteria at the time of investment; (iv) a new benchmark; and (v) the termination of the sub-advisory agreement between DIMA and DWS International GmbH, an affiliate of DIMA and a direct wholly-owned subsidiary of DWS Group GmbH & Co. KGaA. The changes to the fund described further below will become effective on or about October 1, 2019.

The following changes are effective on or about October 1, 2019:

DWS European Equity Fund is renamed DWS ESG International Core Equity Fund. All references in the fund's prospectuses to DWS European Equity Fund will be superseded with DWS ESG International Core Equity Fund.

The following information replaces the existing disclosure contained in the "INVESTMENT OBJECTIVE" section of the summary section and the "FUND DETAILS" section of the fund's prospectuses.

The fund seeks long-term growth of capital and current income.

The following information replaces the existing similar disclosure under the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section of the fund's prospectuses.

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in foreign equities, mainly common stocks, which meet the Advisor's sustainability criteria at the time of investment. Although the fund can invest in companies of any size and from any country, it invests primarily in stocks in the MSCI EAFE® Index. Portfolio management may favor securities from different industries and companies at different times.

Management process. In choosing stocks, portfolio management uses proprietary quantitative models to identify and acquire holdings for the fund. The quantitative models are research based and identify primarily fundamental factors, including valuation, momentum, profitability, earnings and sales growth, which have been effective sources of return historically. These are dynamic models with different factor weights for different industry groupings. The fund's portfolio is constructed based on this quantitative process that strives to maximize returns while maintaining a risk profile similar to the fund's benchmark index. Portfolio management may sell a security when its quantitative model indicates that other investments are more attractive, when the company no longer meets performance or risk expectations, when a security no longer meets the Advisor's sustainability criteria, or to maintain portfolio characteristics similar to the fund's benchmark. All investment decisions are made within risk parameters set by portfolio management. The factors considered and models used by portfolio management may be adjusted from time to time and may favor different types of securities from different industries and companies at different times.

Prior to considering financial information, the security selection process evaluates an issuer based on Environmental, Social and Corporate Governance (ESG) criteria. An issuer's performance across certain ESG criteria is summarized in a proprietary ESG rating which is calculated by DWS International GmbH, an affiliate of the Advisor, on the basis of data obtained from various ESG data providers. Primarily issuers with an ESG rating above a minimum threshold determined by the Advisor are considered for investment by the fund. The proprietary ESG rating for each issuer is derived from multiple factors, including:

  Level of involvement in controversial sectors and weapons;
  Adherence to corporate governance principles;
  ESG performance relative to a peer group of issuers; and
  Efforts to meet the United Nations' Sustainable Development Goals.

The following disclosure replaces similar disclosure under the "MAIN RISKS" section of the summary section of the fund's prospectuses.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments, as well as US and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the fund's investments, prevent the fund from realizing the full value of its investments or prevent the fund from selling securities it holds. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU) and in March 2017, the United Kingdom initiated the formal process of withdrawing from the EU. Significant uncertainty exists regarding the United Kingdom's anticipated withdrawal from the EU and any adverse economic and political effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

The following disclosure is added under the "MAIN RISKS" section of the summary section and the "FUND DETAILS" section of the fund's prospectuses.

ESG investing risk. Investing primarily in investments that meet ESG criteria carries the risk that the fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider ESG factors.

Quantitative model risk. The fund's strategy relies heavily on quantitative models and the analysis of specific metrics to construct the fund's portfolio. The impact of these metrics on a stock's performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that the Advisor may not be successful in selecting companies for investment or determining the weighting of particular stocks in the fund's portfolio. Any of these factors could cause the fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.

The following information is added under the "AVERAGE ANNUAL TOTAL RETURNS" table in the "PAST PERFORMANCE" section of the summary section of the fund's prospectuses.

MSCI EAFE® Index replaced the MSCI Europe Index as the fund's principal benchmark index because the Advisor believes the MSCI EAFE® Index more accurately reflects the fund's current investment strategies.

All disclosure and references in the "MAIN RISKS" section of the summary section and the "FUND DETAILS" section of the fund's prospectuses to "Regional focus risk," "European investment risk," "Emerging markets risk," "Focus risk – limited number of securities" and "Mid- and small-cap risk" are hereby deleted.

DWS European Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS European Equity Fund

The fund's Board of Directors (Board) has approved changes to the fund proposed by DWS Investment Management Americas, Inc. (DIMA), the fund's investment advisor (Advisor), in order to implement a new investment strategy for the fund, including: (i) a new fund name; (ii) a new investment objective; (iii) the replacement of the fund's policy to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities and other securities with equity characteristics of issuers domiciled in Europe with the policy to invest at least 80% of net assets, plus the amount of any borrowings for investment purposes, in foreign equities, mainly common stocks, which meet the Advisor's sustainability criteria at the time of investment; (iv) a new benchmark; and (v) the termination of the sub-advisory agreement between DIMA and DWS International GmbH, an affiliate of DIMA and a direct wholly-owned subsidiary of DWS Group GmbH & Co. KGaA. The changes to the fund described further below will become effective on or about October 1, 2019.

The following changes are effective on or about October 1, 2019:

DWS European Equity Fund is renamed DWS ESG International Core Equity Fund. All references in the fund's prospectuses to DWS European Equity Fund will be superseded with DWS ESG International Core Equity Fund.

The following information replaces the existing disclosure contained in the "INVESTMENT OBJECTIVE" section of the summary section and the "FUND DETAILS" section of the fund's prospectuses.

The fund seeks long-term growth of capital and current income.

The following information replaces the existing similar disclosure under the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section of the fund's prospectuses.

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in foreign equities, mainly common stocks, which meet the Advisor's sustainability criteria at the time of investment. Although the fund can invest in companies of any size and from any country, it invests primarily in stocks in the MSCI EAFE® Index. Portfolio management may favor securities from different industries and companies at different times.

Management process. In choosing stocks, portfolio management uses proprietary quantitative models to identify and acquire holdings for the fund. The quantitative models are research based and identify primarily fundamental factors, including valuation, momentum, profitability, earnings and sales growth, which have been effective sources of return historically. These are dynamic models with different factor weights for different industry groupings. The fund's portfolio is constructed based on this quantitative process that strives to maximize returns while maintaining a risk profile similar to the fund's benchmark index. Portfolio management may sell a security when its quantitative model indicates that other investments are more attractive, when the company no longer meets performance or risk expectations, when a security no longer meets the Advisor's sustainability criteria, or to maintain portfolio characteristics similar to the fund's benchmark. All investment decisions are made within risk parameters set by portfolio management. The factors considered and models used by portfolio management may be adjusted from time to time and may favor different types of securities from different industries and companies at different times.

Prior to considering financial information, the security selection process evaluates an issuer based on Environmental, Social and Corporate Governance (ESG) criteria. An issuer's performance across certain ESG criteria is summarized in a proprietary ESG rating which is calculated by DWS International GmbH, an affiliate of the Advisor, on the basis of data obtained from various ESG data providers. Primarily issuers with an ESG rating above a minimum threshold determined by the Advisor are considered for investment by the fund. The proprietary ESG rating for each issuer is derived from multiple factors, including:

  Level of involvement in controversial sectors and weapons;
  Adherence to corporate governance principles;
  ESG performance relative to a peer group of issuers; and
  Efforts to meet the United Nations' Sustainable Development Goals.

The following disclosure replaces similar disclosure under the "MAIN RISKS" section of the summary section of the fund's prospectuses.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments, as well as US and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the fund's investments, prevent the fund from realizing the full value of its investments or prevent the fund from selling securities it holds. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU) and in March 2017, the United Kingdom initiated the formal process of withdrawing from the EU. Significant uncertainty exists regarding the United Kingdom's anticipated withdrawal from the EU and any adverse economic and political effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

The following disclosure is added under the "MAIN RISKS" section of the summary section and the "FUND DETAILS" section of the fund's prospectuses.

ESG investing risk. Investing primarily in investments that meet ESG criteria carries the risk that the fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider ESG factors.

Quantitative model risk. The fund's strategy relies heavily on quantitative models and the analysis of specific metrics to construct the fund's portfolio. The impact of these metrics on a stock's performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that the Advisor may not be successful in selecting companies for investment or determining the weighting of particular stocks in the fund's portfolio. Any of these factors could cause the fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.

The following information is added under the "AVERAGE ANNUAL TOTAL RETURNS" table in the "PAST PERFORMANCE" section of the summary section of the fund's prospectuses.

MSCI EAFE® Index replaced the MSCI Europe Index as the fund's principal benchmark index because the Advisor believes the MSCI EAFE® Index more accurately reflects the fund's current investment strategies.

All disclosure and references in the "MAIN RISKS" section of the summary section and the "FUND DETAILS" section of the fund's prospectuses to "Regional focus risk," "European investment risk," "Emerging markets risk," "Focus risk – limited number of securities" and "Mid- and small-cap risk" are hereby deleted.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital and current income.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in foreign equities, mainly common stocks, which meet the Advisor's sustainability criteria at the time of investment. Although the fund can invest in companies of any size and from any country, it invests primarily in stocks in the MSCI EAFE® Index. Portfolio management may favor securities from different industries and companies at different times.

Management process. In choosing stocks, portfolio management uses proprietary quantitative models to identify and acquire holdings for the fund. The quantitative models are research based and identify primarily fundamental factors, including valuation, momentum, profitability, earnings and sales growth, which have been effective sources of return historically. These are dynamic models with different factor weights for different industry groupings. The fund's portfolio is constructed based on this quantitative process that strives to maximize returns while maintaining a risk profile similar to the fund's benchmark index. Portfolio management may sell a security when its quantitative model indicates that other investments are more attractive, when the company no longer meets performance or risk expectations, when a security no longer meets the Advisor's sustainability criteria, or to maintain portfolio characteristics similar to the fund's benchmark. All investment decisions are made within risk parameters set by portfolio management. The factors considered and models used by portfolio management may be adjusted from time to time and may favor different types of securities from different industries and companies at different times.

Prior to considering financial information, the security selection process evaluates an issuer based on Environmental, Social and Corporate Governance (ESG) criteria. An issuer's performance across certain ESG criteria is summarized in a proprietary ESG rating which is calculated by DWS International GmbH, an affiliate of the Advisor, on the basis of data obtained from various ESG data providers. Primarily issuers with an ESG rating above a minimum threshold determined by the Advisor are considered for investment by the fund. The proprietary ESG rating for each issuer is derived from multiple factors, including:

  Level of involvement in controversial sectors and weapons;
  Adherence to corporate governance principles;
  ESG performance relative to a peer group of issuers; and
  Efforts to meet the United Nations' Sustainable Development Goals.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments, as well as US and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the fund's investments, prevent the fund from realizing the full value of its investments or prevent the fund from selling securities it holds. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU) and in March 2017, the United Kingdom initiated the formal process of withdrawing from the EU. Significant uncertainty exists regarding the United Kingdom's anticipated withdrawal from the EU and any adverse economic and political effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

The following disclosure is added under the "MAIN RISKS" section of the summary section and the "FUND DETAILS" section of the fund's prospectuses.

ESG investing risk. Investing primarily in investments that meet ESG criteria carries the risk that the fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider ESG factors.

Quantitative model risk. The fund's strategy relies heavily on quantitative models and the analysis of specific metrics to construct the fund's portfolio. The impact of these metrics on a stock's performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that the Advisor may not be successful in selecting companies for investment or determining the weighting of particular stocks in the fund's portfolio. Any of these factors could cause the fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	MSCI EAFE® Index replaced the MSCI Europe Index as the fund's principal benchmark index because the Advisor believes the MSCI EAFE® Index more accurately reflects the fund's current investment strategies.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

MSCI EAFE® Index replaced the MSCI Europe Index as the fund's principal benchmark index because the Advisor believes the MSCI EAFE® Index more accurately reflects the fund's current investment strategies.